Income Taxes	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE H - INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2026 and 2025, as follows:

	2026		2025
(in thousands)	Amount	Percent	Amount	Percent
Income tax expense (benefit) at the statutory rate	$526	21.0%	$50	21.0%
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(0.7)	(18)	(7.6)
State income tax expense (benefit)	87	3.5	13	5.5
Other	-		12	5.0
Total income tax expense	$595		$57
Effective income tax rate	23.76%		23.95%

Current and deferred income tax expense (benefit) at the federal and state level for the years ended June 30, 2026 and 2025, as follows:

(in thousands)	2026	2025
Current income tax expense:
Federal	$530	$200
State	63	7
	593	207
Deferred income tax expense:
Federal	(46)	(146)
State	48	(4)
	2	(150)
	$595	$57

All state income taxes are attributed to the state of Kentucky for both 2026 and 2025.

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2026	2025
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$563	$542
Unfunded Commitments	15	15
Accrued expenses	45	45
Fair value accounting adjustments at acquisition	55	63
Nonaccrued interest on loans	121	105
Unrealized loss on available-for-sale securities	43	48
Depreciation	71	86
Net operating loss carryforwards	-	45
Total deferred tax assets	913	949

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(171)	(269)
Deferred loan origination costs	(11)	(24)
Loan servicing rights	(73)	(51)
Accrual to cash adjustment	(160)	(101)
Fair value accounting adjustments on acquisition	(535)	(534)
Total deferred tax liabilities	(950)	(979)
Net deferred tax liability	$(37)	$(30)

The Company has federal and state net operating loss carryforward of $0 and $1.1 million at June 30, 2026 and $0 and $1.1 million at June 30, 2025, respectively.

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2026 include approximately $5.2 million for which federal and state income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.3 million at June 30, 2026.